Average Annual Total Returns - Invesco SP Emerging Markets Momentum ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P Momentum Emerging Plus LargeMidCap Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year		S&P Momentum Emerging Plus LargeMidCap Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	S&P Momentum Emerging Plus LargeMidCap Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception	Blended—S&P Momentum Emerging Plus LargeMidCap Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year		Blended—S&P Momentum Emerging Plus LargeMidCap Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years		Blended—S&P Momentum Emerging Plus LargeMidCap Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception		MSCI Emerging Markets Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI Emerging Markets Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI Emerging Markets Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception
Total	Feb. 24, 2012	10.43%	11.18%	0.58%	9.76%	10.07%	(0.16%)	6.30%	8.75%	0.39%	11.05%	[1]	[1]	[1]	11.05%	[2]	12.77%	[2]	1.93%	[2]	18.31%	12.81%	4.69%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 16, 2016. The Fund has designated its Underlying Index as its broad-based index going forward, as it more closely reflects the performance of the types of securities in which the Fund invests.
[2]	The Blended—S&P Momentum Emerging Plus LargeMidCap Index (Net) reflects the performance of the Fund’s prior underlying index, the S&P BMI Emerging Markets High Beta IndexTM, until March 21, 2016, and the Underlying Index thereafter.